CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, Allowance for Credit Loss	$ 6,105	$ 5,946		$ 7,773	$ 7,843
Temporary Equity, Par Value	$ 0.01	$ 0.01
Temporary Equity, Shares Authorized	900,000	900,000
Shares subject to possible redemption	715,593	677,484		606,910
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	185,000,000.0	185,000,000.0		185,000,000.0
Common stock, shares issued	153,600,000	153,549,011		153,539,011
Common stock, shares outstanding	153,300,000	153,313,505		153,303,505
Redeemable Preferred Stock
Temporary Equity, Par Value	$ 0.01	$ 0.01		$ 0.01
Temporary Equity, Shares Authorized	900,000	900,000		900,000
Shares subject to possible redemption	715,593	677,484	640,941	606,910	543,526
Temporary Equity, Liquidation Preference	$ 723,902	$ 685,350		$ 613,957